Accounts Receivable, Net - Schedule of Accounts Receivable Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable, gross	$ 2,870	$ 2,972
Less: Allowance for credit losses	(2,870)	(2,953)
Accounts receivable, net		$ 19